BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies Abstract
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements.  In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all of the adjustments (consisting of normal recurring accruals and adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company at the dates and for the periods indicated.  The interim results for the period ended September 30, 2012, are not necessarily indicative of results for the full 2012 fiscal year or any other future interim periods.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, DecisionPoint Systems International and Apex Systems Integrators, Inc. (“Apex”).  DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).  Apex was acquired on June 4, 2012, and as such, the operating results of Apex have been consolidated into the Company’s consolidated results of operations beginning on June 5, 2012.  In addition, on July 31, 2012, the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”).  The Company currently operates in one business segment.  With the Company's acquisition of Apex (Note 5) and the acquisition of Illume Mobile (Note 4), the Company expects to update its assessment of its business segments in its fourth quarter of this fiscal year.

The preparation of unaudited condensed consolidated financial statements in conformity with  U.S. GAAP requires management to make estimates and assumptions that affect the recorded amounts reported therein.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may differ materially from these estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements have been prepared by management and should be read in conjunction with the audited consolidated financial statements of DecisionPoint Systems, Inc. and notes thereto for the year ended December 31, 2011, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 30, 2012.

Liquidity - Although the Company has historically experienced losses, a material part of those losses were from non-cash transactions.  As part of these losses, the Company has accumulated substantial net operating loss carry-forwards to off-set future taxable income.  In order to maintain normal operations for the foreseeable future, the Company must continue to have access to its lines of credit, return to profitability and/or access additional equity capital.  There can be no assurance that the Company will become profitable or that it can raise additional funds required to continue its normal operations.  The accompanying unaudited condensed consolidated financial statements do not include any adjustments that would be required should the Company not be successful with these activities.

Summary of Significant Accounting Policies

There have been no material changes to the Company's significant accounting policies during the nine months ended September 30, 2012.  See Footnote 2 of the Company's consolidated financial statements included in the Company's 2011 Annual Report on Form 10-K filed on March 30, 2012, for a comprehensive description of the Company's significant accounting policies.

Concentration of Credit Risk - The Company derived approximately 20% and 22% of revenues from two customers in the nine months ended September 30, 2012 and 2011, respectively. Customer mix can shift significantly from year to year, but a concentration of the business with a few large customers is typical in any given year.  A decline in revenues could occur if a customer which has been a significant factor in one financial reporting period gives significantly less business in the following period.

The Company’s contracts with these customers and other customers do not include any specific purchase requirements or other requirements outside of the normal course of business.  The majority of customer contracts are on an annual basis for service support while on a purchase order basis for hardware purchases.  Typical hardware sales are submitted on an estimated order basis with subsequent follow on orders for specific quantities.  These sales are ultimately subject to the time that the units are installed at each of the customer locations as per their requirements.  Service contracts are purchased on an annual basis generally and are the performance responsibility of the actual service provider as opposed to the Company.  Termination provisions are generally standard clauses based upon non-performance, but a customer can cancel with a certain reasonable notice period anywhere from 30 to 90 days.  General industry standards for contracts provide ordinary terms and conditions, while actual work and performance aspects are usually dictated by a Statement of Work which outlines what is being ordered, product specifications, delivery, installation and pricing.

Translation of Foreign Currencies - The Company's functional currency is the U.S. dollar.  The financial statements of the Company's foreign subsidiary is measured using the local currency, in this case the Canadian dollar (CDN$), as its functional currency and is translated to U.S. dollars for reporting purposes.  Assets and liabilities of the subsidiary are translated at exchange rates as of the balance sheet dates.  Revenues and expenses of the subsidiary are translated at the rates of exchange in effect during the year.

Comprehensive Loss - Comprehensive loss is comprised of net loss and other comprehensive loss.  The only component of comprehensive loss is the foreign currency translation adjustments.  There was no tax effect allocated to any component of other comprehensive loss during the periods presented.

Reclassifications - Certain amounts in the prior period condensed consolidated financial statements and related notes thereto have been reclassified to conform to the current period presentation.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”).  The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets.  Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements.  For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities.  This new guidance is effective for interim and annual periods beginning January 1, 2012.  The adoption of these disclosure requirements did not have a material impact on the unaudited condensed consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity.  In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income.  ASU 2011-05 was effective for the Company in the first quarter of 2012.  The Company’s adoption of this pronouncement did not have a material effect on the unaudited condensed consolidated financial statements.

In July 2012, The FASB has issued ASU No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill.

Under the guidance in this ASU, an entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not believe that the adoption of this pronouncement will have a material effect on the consolidated financial statements.

NOTE 2 - BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements of DecisionPoint and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary DecisionPoint Systems International. DecisionPoint Systems International has two wholly-owned subsidiaries, DecisionPoint Systems Group, Inc. (“DPS Group”) and CMAC, Inc. (“CMAC”).   CMAC was acquired by the Company on December 31, 2010, and as such, the operating results of CMAC have been included in the Company’s results of operations beginning January 1, 2011.  All significant intercompany accounts and transactions have been eliminated in consolidation.  The Company operates in one business segment.

Summary of Significant Accounting Policies

Use of Estimates - The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Certain accounting policies involve judgments and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions, or if different assumptions had been used.  The Company evaluates its estimates and assumptions on a regular basis.  The Company uses historical experience and various other assumptions that are believed to be reasonable under the circumstances to form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources.  Actual results may materially differ from these estimates and assumptions used in preparation of the consolidated financial statements.

Purchase Accounting and Business Combinations - The Company accounts for its business combinations using the purchase method of accounting which requires that intangible assets be recognized apart from goodwill if they are contractual in nature or separately identifiable.  Acquisitions are measured on the fair value of consideration exchanged and, if the consideration given is not cash, measurement is based on the fair value of the consideration given or the fair value of the assets acquired, whichever is more reliably measurable.  The excess of cost of an acquired entity over the fair value of identifiable acquired assets and liabilities assumed is allocated to goodwill.

The valuation and allocation process relies on significant assumptions made by management. In certain situations, the allocations of excess purchase price are based upon preliminary estimates and assumptions.  Accordingly, the allocations are subject to revision when the Company receives updated information, including appraisals and other analyses, which are completed within one year of the acquisition.  Revisions to the fair values, which may be significant, are recorded when pending information is finalized, within one year from the acquisition date.

Accounts Receivable - Accounts receivable are stated at net realizable value, and as such, current earnings are charged with an allowance for doubtful accounts based on management’s best estimate of the amount of probable incurred credit losses in the Company’s existing accounts receivable.  The Company determines the allowance based on historical write-off experience and specific account information available.  Accounts receivable are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $245,500 and $215,000, as of December 31, 2011 and 2010, respectively.  When internal collection efforts on accounts have been exhausted, the accounts are written off by reducing the allowance for doubtful accounts.

Inventory - Inventory consists solely of finished goods and is stated at the lower of cost or market.  Cost is determined under the first-in, first-out (FIFO) method.  The Company periodically reviews its inventory and makes provisions as necessary for estimated obsolete and slow-moving goods.  The creation of such provisions results in a write down of inventory to net realizable value and a charge to cost of sales.  Inventories are reflected in the accompanying consolidated balance sheets net of a valuation allowance of $155,000 and $145,000, as of December 31, 2011 and 2010, respectively.

Deferred costs– Deferred costs consist primarily of third party extended hardware and software maintenance services which the Company has paid for in advance.  The costs are ratably amortized over the life of the contract, generally one to five years.

Property and Equipment - Property and equipment are recorded at cost.  Repairs and maintenance that do not improve or extend the lives of the respective assets are expensed in the period incurred.

Depreciation of property and equipment is provided for by the straight-line method over the estimated useful lives of the related assets.

Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Leasehold improvements are amortized over the shorter of the lease term or the life of the improvements.

Impairment of Long-Lived Assets - The Company reviews its long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets is measured by comparing the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of by sale are reflected at the lower of their carrying amount or fair value less cost to sell.  To date, the Company has not recorded any impairment charges.

Goodwill – Goodwill is the excess of the purchase price paid over the fair value of the net assets of the acquired business.  Goodwill is tested annually at December 31 for impairment by comparing the fair value of the reporting unit to its carrying amount including goodwill.  If the carrying amount of the reporting unit exceeds its fair value, an impairment loss may be recognized.  The amount of impairment loss is determined by comparing the implied fair value of reporting unit goodwill with the carrying amount.  If the carrying amount exceeds the implied fair value then an impairment loss is recognized equal to that excess.  No impairment charges have been recorded as a result of the Company’s annual impairment assessments.

Intangible assets– Purchased intangible with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade name) to their estimated residual values, if any.  The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade name, and internal use software and are being amortized over periods ranging from two to nine years.  Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable.  If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.  If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life.  No changes to estimated useful lives have been recorded.

Deferred Financing Costs - Costs incurred by the Company in connection with the issuance of debt are deferred and amortized to interest expense over the life of the underlying indebtedness, adjusted to reflect any early repayments using the effective interest rate method.  Deferred financing costs net of amortization totaled approximately $89,500 and $91,900, as of December 31, 2011 and 2010, respectively, and are included in other assets in the accompanying consolidated balance sheets.

Fair Value Measurement - Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market-corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based upon observable inputs used in the valuation techniques, the Company is required to provide information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values into three broad levels as follows:

Level 1:	Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.
Level 2:	Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.
Level 3:	Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Revenue Recognition - Revenues are generated through product sales, warranty and maintenance agreements, software customization, and professional services.  Product sales are recognized when the following criteria are met (1) there is persuasive evidence that an arrangement exits; (2) delivery has occurred and title has passed to the customer which generally happens at the point of shipment provided that no significant obligations remain; (3) the price is fixed and determinable; and (4) collectability is reasonably assured.  The Company generates revenues from the sale of extended warranties on wireless and mobile hardware and systems.  Revenue related to extended warranty and service contracts is recorded as unearned revenue and is recognized over the life of the contract as the Company maintains financial risk throughout the term of these contracts and may be liable to refund a customer for amounts paid in certain circumstances.

The Company also generates revenue from professional services and customer specified software customization on either a fee-for-service or fixed fee basis.  Revenue from software customization and professional services that is contracted as fee-for-service is recognized in the period in which the services are performed or delivered.  Adjustments to contract price and estimated labor costs are made periodically, and losses expected to be incurred on contracts in progress are charged to operations in the period such losses are determined.  The Company records sales net of sales tax.

When a sale involves multiple elements, revenue is allocated to each respective element at inception of an arrangement using the relative selling price method. Selling price is determined based on a selling price hierarchy, consisting of vendor specific objective evidence (VSOE), third party evidence or estimated selling price.

Concentration of Risk - Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, and accounts payable.  On November 9, 2010, the Federal Deposit Insurance Corporation (“FDIC”) implemented section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing accounts.  Beginning December 31, 2010 and continuing through December 31, 2012, all noninterest-bearing accounts are fully insured regardless of the balance of the account.  This coverage is available at all FDIC member institutions.  The Company uses Silicon Valley Bank, which is an FDIC insured institution. Based on these facts, collectability of bank balances appears to be adequate.

For the year ended December 31, 2011, the Company had sales to one customer which were approximately 15% of total revenue.  Accounts receivable from two customers at December 31, 2011, were approximately 14% and 10%.  For the year ended December 31, 2010, the Company had sales to two customers which represented a total of 16% and 10%, of total revenues.  Accounts receivable from two customers at December 31, 2010, accounted for 11% and 21% of accounts receivable.  The loss of a significant customer could have a material adverse impact on the Company.

The Company has had the same four primary vendors in both periods presented.  For the year ended December 31, 2011, the Company had purchases from these four vendors that collectively represented 76% of total purchases and 74% of the total outstanding accounts payable at December 31, 2011.  For the year ended December 31, 2010, the Company had purchases from these four vendors that collectively represented 80% of total purchases and 73% of the total outstanding accounts payable at December 31, 2010.  The same single vendor represented 27% and 30% of the total purchases for the years ended December 31, 2011 and 2010, respectively.  Loss of this certain vendor could have a material adverse effect on our operations.

Fair Value of Financial Instruments - The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, line of credit and long term debt.  The carrying value of the short term financial instruments approximates their fair values at December 31, 2011 and 2010, due to their short-term maturities.  The carrying value of the Company’s long-term debt approximates its fair value, net of a discount related to a final payment to be made on the due date which is equal to two percent of the original loan amount.

Stock-Based Compensation - The Company records the fair value of all stock-based compensation awards in its consolidated financial statements.  The terms and vesting schedules for stock-based awards vary by type of grant and generally vest based on the passage of time.  The fair value of stock options and warrants is calculated using the Black-Scholes option-pricing model and the expense is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures.

Employee Stock Ownership Plan (ESOP) - The cost of shares issued to the ESOP, but not yet earned is shown as a reduction of equity.  Compensation expense is based on the market price of shares as they are committed to be released to participant accounts.    As shares of common stock acquired by the ESOP are committed to be released to each employee, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Comprehensive Income — Comprehensive income (loss) consists of net income and accumulated other comprehensive income (loss), which includes certain changes in equity that are excluded from net income.  Comprehensive income (loss) for the years ended December 31, 2011 and 2010, respectively, is equal to the net loss reported.

Earnings (Loss) per Common Share - Basic earnings (loss) per share are computed by dividing the earnings (loss) available to common shareholders by the weighted-average number of common shares outstanding.  Diluted earnings (loss) per share is computed similarly to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

For the years ended December 31, 2011 and 2010, respectively, potentially dilutive securities are excluded from the computation of fully diluted net loss per share as their effect is anti-dilutive.

Potential dilutive securities consist of:

	December 31,
	2011	2010

Convertible preferred stock	1,816,289	400,955
Warrants to purchase common stock	429,298	429,298
Options to purchase common stock	701,963	461,253

Total potentially dilutive securities	2,947,550	1,291,506

The weighted average basic and diluted shares for the years ended December 31, 2011 and 2010, exclude the ESOP shares that have not been committed to be released of 664,138 and 774,822, respectively.

Income Taxes -The Company accounts for income taxes using the asset and liability method.  Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized as deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company determined that there were no material liabilities for tax benefits for past years and the current period.  The Company has determined that any future interest accrued, related to unrecognized tax benefits, will be included in interest expense.  In the event the Company must accrue for penalties, they will be included as an operating expense.

Reclassifications - Certain amounts in the prior period consolidated financial statements and related notes thereto have been reclassified to conform to the current period presentation.

During 2011, the Company noted that cumulative dividends on preferred stock had not been reflected in prior years and interim periods as the effect of such dividends had been clearly immaterial.  For the Company’s 2011 reporting periods, the Company has noted that such dividends are material to the determination of earnings per share due to additional preferred stock issuances during the year.  To conform to the current presentation disclosure, the Company has elected to present the cumulative dividends for the year ended December 31, 2010, as an increase to net loss in determining net loss available to common shareholders in the presentation of earnings per share in its consolidated statements of operations to reflect the immaterial impact of such dividends.  Total cumulative preferred dividends for the year ended December 31, 2010 totaled $79,570, and had minimal impact on the Company’s net loss per share.

Furthermore, the Company has elected to reclassify the effect of cumulative dividends on preferred stock as a credit to preferred stock and a debit to the accumulated deficit.  Cumulative preferred dividends totaling $130,738 for the year ended December 31, 2010 were reclassified.  The Company has also elected to present preferred stock in the equity section at its issuance value instead of par value.  The Company has reflected the issuance value of the preferred shares by reclassifying $1,354,999 from additional paid-in capital to preferred stock as of December 31, 2010.

The effect of these reclassifications on the Company’s consolidated balance sheet as of December 31, 2010 is as follows.  For clarification purposes only, the effect of the exchange of the shares related to the Merger have been in included in this table:

	December 31, 2010
		Reclassification	Exchange of	As previously
	As reclassified	Adjustments	Shares	reported

Preferred stock	$1,485,738	$1,485,737	$-	$1
Common stock	5,081	-	(31,668)	36,749
Additional paid-in capital	8,238,995	(1,354,999)	31,668	9,562,326
Accumulated deficit	(11,576,776)	(130,738)	-	(11,446,038)
Unearned ESOP shares	(1,023,563)	-	-	(1,023,563)

Total stockholders’ deficit	$(2,870,525)	$-	$-	$(2,870,525)

Restatements- The Company previously determined that its consolidated financial statements as of and for the year ended December 21, 2010 contained errors related to the classification between current and long term assets for deferred costs and current and long term liabilities for unearned revenue on the consolidated balance sheet; and the presentation of the cash payments for an acquisition on the consolidated statement of cash flows. The Company restated these amounts in a Form 10-K/A Amendment No. 1 for the fiscal year ended December 31, 2010, filed with the Securities and Exchange Commission on December 22, 2011.

New Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance that provides a consistent definition of fair value and common requirements of and disclosure about fair value between GAAP and International Financial Reporting Standards (“IFRS”).  The guidance states the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets.  Enhanced disclosure requirements will require companies to disclose quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements.  For assets and liabilities not recorded at fair value but where fair value is disclosed, companies must report the level in the fair value hierarchy of assets and liabilities.  This new guidance is effective for interim and annual periods beginning January 1, 2012, and the Company does not anticipate a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements.  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity.  In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers specific requirements to present reclassification adjustments for each component of accumulated other comprehensive income.  ASU 2011-05 will be retroactively effective for the Company in the first quarter of 2012.  This adoption will not have a material effect on the consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  ASU 2011-08 will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  This adoption will not have a material effect on the consolidated financial statements.